Trade and other receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

Note 12	Trade and other receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Trade receivables (1)		3,414	2,981
Allowance for revenue adjustments		(185)	(104)
Allowance for doubtful accounts	28	(149)	(62)
Commodity taxes receivable		122	12
Current tax receivable		92	23
Other accounts receivable		234	188
Total trade and other receivables		3,528	3,038
(1)The details of securitized trade receivables are set out in Note 23, Debt due within one year.
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Wireless device financing plan receivables
Wireless device financing plan receivables represent amounts owed to us under financing agreements that have not yet been billed. The current portion of these balances is included in Trade receivables within the Trade and other receivables line item on our statements of financial position and the long-term portion is included within the Other non-current assets line item on our statements of financial position.
The following table summarizes our wireless device financing plan receivables at December 31, 2020.

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Current		649	85
Non-current	20	399	65
Total wireless device financing plan receivables (1)		1,048	150
(1) Excludes allowance for doubtful accounts and allowance for revenue adjustments on the current portion of $28 million and $9 million at December 31, 2020 and December 31, 2019, respectively, and allowance for doubtful accounts and allowance for revenue adjustments on the non-current portion of $17 million and $5 million at December 31, 2020 and December 31, 2019, respectively.